Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of income before income tax
The components of pretax income for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
United States	$594	$605	$1,746
International	2,872	2,479	2,164
	$3,466	$3,084	$3,910

Schedule of components of income tax expense (benefit)
The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Current:
Federal	$455	$327	$518
State and local	(4)	63	24
Foreign	190	120	122
	$641	$510	$664
Deferred:
Federal	$18	$34	$64
State and local	(22)	(24)	(3)
Foreign	(27)	(45)	(44)
	(31)	(35)	17
	$610	$475	$681

Schedule of effective income tax rate reconciliation
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate of 35% for 2013, 2012 and 2011 to income before income taxes:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Provision at statutory rate	$1,213	$1,080	$1,369
Permanent differences:
Foreign income taxed at different rates	(607)	(617)	(1,093)
Gain on sale of Skype	—	—	321
Change in valuation allowance	—	3	(1)
Stock-based compensation	33	(14)	32
State taxes, net of federal benefit	(26)	39	21
Research and other tax credits	(43)	1	(8)
Divested business	21	(41)	34
Other	19	24	6
	$610	$475	$681

Schedule of deferred tax assets and liabilities
Significant deferred tax assets and liabilities consist of the following:

	December 31,
	2013	2012
	(In millions)
Deferred tax assets:
Net operating loss, capital loss and credits	$310	$235
Accruals and allowances	341	355
Stock-based compensation	145	133
Discount on note receivable	—	55
Net unrealized losses	5	5
Net deferred tax assets	801	783
Valuation allowance	(186)	(169)
	$615	$614
Deferred tax liabilities:
Unremitted foreign earnings	$(246)	$(220)
Acquisition-related intangibles	(296)	(357)
Depreciation and amortization	(351)	(302)
Available-for-sale securities	(332)	(237)
Other	(28)	(21)
	(1,253)	(1,137)
	$(638)	$(523)

Changes in unrecognized tax benefits

	2013	2012	2011
	(In millions)
Gross amounts of unrecognized tax benefits as of the beginning of the period	$340	$286	$428
Increases related to prior period tax positions	104	60	33
Decreases related to prior period tax positions	(143)	(24)	(139)
Increases related to current period tax positions	37	19	41
Settlements	(4)	(1)	(77)
Gross amounts of unrecognized tax benefits as of the end of the period	$334	$340	$286